Financial Instruments - Changes in Gain or Loss Due to a Hypothetically Strengthening or Weakening in Foreign Currencies (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
10% increase [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (616,688)	₩ (344,275)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% increase [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (234,405)	₩ (186,329)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% increase [member] | JPY [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 7,876	₩ 14,128
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 616,688	₩ 344,275
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 234,405	₩ 186,329
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | JPY [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (7,876)	₩ (14,128)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%